As filed with the Securities and Exchange Commission on January 7, 2010
                                                    Registration No. 333-163931
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. 1

POST-EFFECTIVE AMENDMENT NO.____

MEMBERS MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Mangement, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered...............................................       Class A, Class B and Class Y Shares of the Mid Cap Growth Fund, no par value per share, of the Registrant

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PART A

MEMBERS MUTUAL FUNDS
MID CAP VALUE FUND
550 Science Drive
Madison, Wisconsin 53711

January 21, 2010

Dear Shareholder:

We wish to provide you with some important information concerning your investment. The Board of Trustees of MEMBERS Mutual Funds (the “Trust”), after careful consideration, has approved the reorganization (the “Reorganization”) of the MEMBERS Mid Cap Value Fund (the “Mid Cap Value Fund”), a series of the Trust, into the MEMBERS Mid Cap Growth Fund (the “Mid Cap Growth Fund” and, together with the Mid Cap Value Fund, the “Funds”), also a series of the Trust. These two Funds have identical investment objectives and fundamental and non-fundamental investment policies.  Moreover, the Funds’ principal investment risks are substantially the same.

The Mid Cap Value Fund is no longer open to additional investments. As a result of the Reorganization, shareholders of the Mid Cap Value Fund will become shareholders of the Mid Cap Growth Fund which, upon effectiveness of the merger, will change its name to the “Mid Cap Fund”.

In approving the Reorganization, the Board of Trustees has considered, among other things, the similarities between the Funds’ investment objectives and policies, the fact that the Funds’ expense ratios are the same (although the investment management fees of the Mid Cap Growth Fund are actually lower than the fees for the Mid Cap Value Fund), the costs of the Reorganization, which will be borne by Madison Asset Management, LLC, the investment adviser to both Funds and/or its affiliates, the continuity of MEMBERS shareholder servicing for Mid Cap Value Fund shareholders who will become Mid Cap Growth Fund shareholders, the ability of shareholders in the Mid Cap Value Fund to carry their holding periods over to the shares of the Mid Cap Growth Fund received in the Reorganization for purposes of contingent deferred sales charges, and the anticipated tax-free nature of the Reorganization.

At the close of business on or about February 26, 2010, the Mid Cap Value Fund will transfer its assets into the Mid Cap Growth Fund.  In connection with the Reorganization, you will receive shares of Class A, Class B or Class Y shares of the Mid Cap Growth Fund equal in aggregate net asset value to the aggregate net asset value of your Class A, Class B or Class Y shares, respectively.  The enclosed Combined Prospectus/Information Statement describes the Reorganization in greater detail and contains important information about the Mid Cap Growth Fund.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. You will automatically receive shares of the Mid Cap Growth Fund in exchange for your shares of the Mid Cap Value Fund as of the closing date. If you have any questions, please contact us at 1-800-877-6089.

Sincerely,

/s/ Katherine L. Frank
President

COMBINED PROSPECTUS/INFORMATION STATEMENT

RELATING TO THE ACQUISITION OF ASSETS OF THE

MEMBERS MID CAP VALUE FUND,
a series of MEMBERS Mutual Funds

BY AND IN EXCHANGE FOR

CLASS A, B AND Y SHARES OF MEMBERS MID CAP GROWTH FUND,
a series of MEMBERS Mutual Funds

Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711

1-800-877-6089

January 21, 2010

This Combined Prospectus/Information Statement is being furnished to shareholders of the Mid Cap Value Fund (the “Mid Cap Value Fund”), a series of MEMBERS Mutual Funds (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust.  Under the Plan, shareholders of Class A, Class B and Class Y shares of the Mid Cap Value Fund will receive Class A, Class B and Class Y shares of the Mid Cap Growth Fund (“Mid Cap Growth Fund”), also a series of the Trust, equivalent in aggregate net asset value to the aggregate net asset value of their shares, in their respective classes, of the Mid Cap Value Fund, as of the closing date of the reorganization (the “Reorganization”). Upon completion of the Reorganization, the Mid Cap Value Fund will be terminated as a series of the Trust and the Mid Cap Growth Fund will change its name to the “Mid Cap Fund”. The Reorganization is expected to be effective on or about March 1, 2010.

The Board of Trustees of the Trust believes that the Reorganization is in the best interests of the Mid Cap Value Fund and the Mid Cap Growth Fund (together, the “Funds”), and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.

For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. Shareholders of the Mid Cap Value Fund are not being asked to vote on or approve the Plan.

The investment objectives of the Funds are identical:  to seek long-term capital appreciation.  In addition, the Funds have identical fundamental investment policies (i.e., those that cannot be changed without shareholder approval) and non-fundamental investment policies (i.e., those that do not require shareholder approval to change).

Please be aware that the portfolio managers of the Mid Cap Growth Fund anticipate disposing of a substantial portion (approximately 99%) of the Mid Cap Value Fund’s portfolio holdings following the closing of the Reorganization.  For a discussion of the tax impact of such sales, please see the section herein entitled “Key Information About the Reorganization—Federal Income Tax Consequences.”

This Combined Prospectus/Information Statement sets forth concisely the information about the Mid Cap Growth Fund that shareholders of the Mid Cap Value Fund should know before investing and should be read and retained by investors for future reference. Copies of the Trust’s current prospectus and statement of additional information (each as supplemented to date), which include information regarding both Funds, and the Trust’s most recent annual and semi-annual reports, have been filed with the Securities and Exchange Commission (the "SEC"), have been previously mailed to shareholders and are incorporated by reference herein.

A Statement of Additional Information dated January 21, 2010, relating to this Combined Prospectus/Information Statement, has been filed with the SEC and is incorporated by reference herein.

Copies of these documents are available without charge and can be obtained by writing to the Trust at P.O. Box 8390, Boston, MA 02266-8390, or by calling, toll free, 1-800-877-6089. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

This Combined Prospectus/Information Statement is expected to be sent to shareholders on or about January 25, 2010.  SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION.  WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

2

TABLE OF CONTENTS

A.        Overview 1
B.        Comparison Fee Table and Examples 1
C.        Comparison of Performance 3
D.     Summary of Investment Objectives, Strategies and Risks 5
E.     Key Information About the Reorganization 8
1.        Summary of the Reorganization 8
2.        Description of the Shares to be Issued 8
3.     Reasons for the Reorganization 9
4.     Federal Income Tax Consequences 9
5.        Comparison of Shareholder Rights 11
6.     Comparison of Valuation Procedures 11
7.     Capitalization 12
8.     Investment Adviser 12
9.     Distribution 13
10.   Purchase and Redemption Procedures 13
11.   Control Persons and Principal Holders of Securities 15
12.   Service Providers 16
13.   Financial Highlights 16
APPENDIX A 17

i

A.           Overview

At a meeting held on December 10, 2009, the Board of Trustees of MEMBERS Mutual Funds (the “Trust”), including all of the trustees who are not "interested persons" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an Agreement and Plan of Reorganization dated as of December 10, 2009 (the “Plan of Reorganization”), a copy of which is attached to this Combined Prospectus/Information Statement as Appendix A. Under the Plan of Reorganization, the MEMBERS Mid Cap Value Fund (the “Mid Cap Value Fund”) will transfer substantially all of its assets and liabilities to the MEMBERS Mid Cap Growth Fund (the “Mid Cap Growth Fund”) in exchange for that number of Class A, Class B and Class Y shares of the Mid Cap Growth Fund equivalent in aggregate net asset value to the aggregate net asset value of the Class A, Class B and Class Y shares of the Mid Cap Value Fund outstanding immediately prior to the Closing Date (as defined below). This will be followed by a distribution of those shares to Mid Cap Value Fund Class A, Class  B and Class Y shareholders so that each Mid Cap Value Fund shareholder will receive shares of the Mid Cap Growth Fund equivalent to the value of Mid Cap Value Fund shares held by such shareholder as of the Valuation Time (as defined below). The Valuation Time is expected to occur as of the close of regular trading on the New York Stock Exchange on February 26, 2010, and the Closing Date is expected to occur on the following business day, which is March 1, 2010. The Mid Cap Value Fund will subsequently be liquidated and terminated as a series of the Trust and the Mid Cap Growth Fund will change its name to the “Mid Cap Fund” (the transactions described in this paragraph are collectively referred to as the “Reorganization”).

Madison Asset Management, LLC (“MAM”), the investment adviser to both Funds, and/or an affiliate thereof, will be responsible for the costs of the Reorganization.

B.           Comparison Fee Table and Examples

Fee Table.  The following table shows the comparative fees and expenses of the Funds as of October 31, 2009, restated for contractual changes to the Funds’ services and fee cap arrangements with the adviser. The table also reflects the pro forma fees for the Mid Cap Growth Fund after giving effect to the Reorganization, also as of October 31, 2009.

Shareholder Transaction Expenses (paid directly from your investment)

Maximum sales charge on purchases (as a percentage of offering price):1

Share Class	Mid Cap Value	Mid Cap Growth	Mid Cap Growth Pro Forma Combined
A	5.75%	5.75%	5.75%
B	none	none	None
Y	none	none	None

Maximum contingent deferred sales charge (as a percentage of amount redeemed):

Share Class	Mid Cap Value	Mid Cap Growth	Mid Cap Growth Pro Forma Combined
A	none2	none2	none2
B	4.50%1,3	4.50%1,3	4.50%1,3
Y	N/A	N/A	N/A
_____________________________________________________________
1
The sales charge you pay may be higher or lower than what is disclosed due to standard industry practice to round the public offering price to two decimal places when calculating the number of shares purchased, and to round the number of shares purchased to three decimal places.

2	Class A share purchases of $1,000,000 or more are not subject to a front-end load but may be subject to a contingent deferred sales charge (“CDSC”) of up to 1%.
3	The CDSC is reduced after 12 months and eliminated after six years following the purchase.

Annual Fund Operating Expenses (deducted from fund assets and reflected in the fund price)
CLASS A
Fund	Management Fee1	12b-1 Fees2	Other Expenses3	Annual Fund Operating Expenses
Mid Cap Value	0.95%	0.25%	0.20%	1.40%
Mid Cap Growth	0.75%	0.25%	0.40%	1.40%
Mid Cap Growth Pro Forma Combined	0.75%	0.25%	0.40%	1.40%

CLASS B
Fund	Management Fee1	12b-1 Fees2	Other Expenses3	Annual Fund Operating Expenses
Mid Cap Value	0.95%	1.00%	0.20%	2.15%
Mid Cap Growth	0.75%	1.00%	0.40%	2.15%
Mid Cap Growth Pro Forma Combined	0.75%	1.00%	0.40%	2.15%

CLASS Y
Fund	Management Fee1	12b-1 Fees2	Other Expenses3	Annual Fund Operating Expenses
Mid Cap Value	0.95%	none	0.20%	1.15%
Mid Cap Growth	0.75%	none	0.40%	1.15%
Mid Cap Growth Pro Forma Combined	0.75%	none	0.40%	1.15%
_____________________________________________________________
1
The management fee is the amount paid to Madison Asset Management, LLC (“MAM”) for managing each Fund’s portfolio and assisting in other aspects of its operations. The management fee shown is reduced by 0.05% on fund assets exceeding $500 million and by another 0.05% on fund assets exceeding $1 billion.

2
Rule 12b-1 fees consist of distribution fees and/or service fees.  For Class A shares, the fee shown is a service fee only.  For Class B shares, the fee consists of a 0.75% distribution fee and a 0.25% service fee.  Distribution fees are the fees each Fund pays its distributor, Mosaic Funds Distributor, LLC (“MFD”), to cover its distribution-related expenses (including commissions paid to dealers) or distribution-related expenses of dealers. The service fee is paid to MFD for account service and maintenance.  MFD may, in turn, use the fee to compensate other qualified broker-dealers for their costs of servicing shareholder accounts.

3
Under a separate services agreement with the Trust, MAM provides or arranges for each Fund to have all other operational and other support services it needs.  Services (and associated fees and expenses) of an extraordinary or non-recurring nature are not included in the services agreement, neither are <r>acquired fund expenses (if any) or </r>transaction-related fees and expenses including<r>,</r> but not limited to<r>,</r> brokerage commissions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held.  The fee is calculated as a percentage of the average daily net assets of each Fund for these services.  MAM has contractually agreed not to increase any Fund’s management fee and other expenses until at least June 30, 2011 so as to maintain fund expense levels at no more than the amount of net fees and expenses (as a percentage of assets) incurred by each Fund for its fiscal year ended October 31, 2008.

Examples

Examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.  The examples show what expenses you would pay if you invested $10,000 in each fund for the time periods indicated.  The examples assume you reinvested all dividends and distributions, that the average annual return for each fund was 5%, and that the Funds’ operating expenses remain the same.

Although your actual costs may be higher or lower, assuming annual fund operating expenses as set forth above, and that you redeemed your entire investment at the end of each period, your total expenses would be:

CLASS A
Fund	Year 1	Year 3	Year 5	Year 10
Mid Cap Value	$709	$993	$1,297	$2,158
Mid Cap Growth	$709	$993	$1,297	$2,158
Mid Cap Growth Pro Forma Combined	$709	$993	$1,297	$2,158

CLASS B
Fund	Year 1	Year 3	Year 5	Year 10
Mid Cap Value	$668	$1,023	$1,354	$2,296
Mid Cap Growth	$668	$1,023	$1,354	$2,296
Mid Cap Growth Pro Forma Combined	$668	$1,023	$1,354	$2,296

CLASS Y
Fund	Year 1	Year 3	Year 5	Year 10
Mid Cap Value	$117	$365	$633	$1,398
Mid Cap Growth	$117	$365	$633	$1,398
Mid Cap Growth Pro Forma Combined	$117	$365	$633	$1,398

Although your actual costs may be higher or lower, assuming annual fund operating expenses as set forth above, and that you did not redeem your entire investment at the end of each period, your total expenses would be:

CLASS A*
Fund	Year 1	Year 3	Year 5	Year 10
Mid Cap Value	$709	$993	$1,297	$2,158
Mid Cap Growth	$709	$993	$1,297	$2,158
Mid Cap Growth Pro Forma Combined	$709	$993	$1,297	$2,158

CLASS B*
Fund	Year 1	Year 3	Year 5	Year 10
Mid Cap Value	$218	$673	$1,154	$2,296
Mid Cap Growth	$218	$673	$1,154	$2,296
Mid Cap Growth Pro Forma Combined	$218	$673	$1,154	$2,296
CLASS Y
Fund	Year 1	Year 3	Year 5	Year 10
Mid Cap Value	$117	$365	$633	$1,398
Mid Cap Growth	$117	$365	$633	$1,398
Mid Cap Growth Pro Forma Combined	$117	$365	$633	$1,398

* Note:  Class B shares automatically convert to Class A shares at the end of the eighth year after purchase (the seventh year after purchase for Class B shares purchased prior to February 28, 2003).

These examples are for comparison purposes only and are not a representation of the Funds’ actual expenses and returns, either past or future.  Actual expenses may be greater or less than those shown above.

C.           Comparison of Performance

Mid Cap Value Fund.  Annual returns of the Class A shares of the Mid Cap Value Fund as of December 31 were as follows for each year shown:

2002:	-17.28%
2003:	30.50%
2004:	15.42%
2005:	9.80%
2006:	16.48%
2007:	0.08%
2008:	-36.84%

Best Calendar Quarter:	2Q 2003	16.80%
Worst Calendar Quarter:	4Q 2008	-23.57%

The table below shows the average annual return before and after taxes for each share class of the Mid Cap Value Fund as of December 31, 2008 compared with the performance of a broad based market index. After-tax returns are shown for only Class A shares.  After-tax returns for Class B and Class Y shares will vary. The returns for Class A shares include the effect of the maximum sales charge and the returns for Class B shares include any contingent deferred sales charge that would apply to redemption at the end of the period.  Class Y shares are sold without the imposition of a sales charge.

	1 Year	5 Years	Since Inception 2/28/2001	Since Inception 6/30/2006
Class A Shares
Return Before Taxes	-40.46%	-2.53%	0.35%	N/A
Return After Taxes on Distributions	-40.75%	-3.94%	-0.58%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-26.31%	-1.97%	0.41%	N/A

Class B Shares
Return Before Taxes	-40.25%	-2.47%	0.30%	N/A

Class Y Shares
Return Before Taxes	-36.00%	N/A	N/A	-12.81%

Russell Midcap® Value Index1	-38.44%	0.33%	3.41%	-14.10%

As of October 31, 2009, the year to date return was as follows:

YTD
Class A Shares	9.46%
Class B Shares	11.01%
Class Y Shares	16.44%
Russell Midcap® Value Index1	21.49%

_____________________________________________________________
1 The Russell Midcap® Value Index is a mid-cap market index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Mid Cap Growth Fund.  Annual returns of the Class A shares of the Mid Cap Growth Fund as of December 31 were as follows for each year shown:

2001:	-31.96%
2002:	-27.56%
2003:	34.01%
2004:	12.90%
2005:	8.57%
2006:	14.04%
2007:	7.53%
2008:	-47.26%

Best Calendar Quarter:	4Q 2001	21.88%
Worst Calendar Quarter:	4Q 2008	-32.84%

The table below shows the average annual return before and after taxes for each share class of the Mid Cap Growth Fund as of December 31, 2008 compared with the performance of a broad based market index. After-tax returns are shown for only Class A shares.  After-tax returns for Class B and Class Y shares will vary. The returns for Class A shares include the effect of the maximum sales charge and the returns for Class B shares include any contingent deferred sales charge that would apply to redemption at the end of the period.  Class Y shares are sold without the imposition of a sales charge.

	1 Year	5 Years	Since Inception 2/29/2000	Since Inception 6/30/2006
Class A Shares
Return Before Taxes	-50.27%	-5.65%	-11.27%	N/A
Return After Taxes on Distributions	-50.27%	-5.67%	-11.28%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-32.68%	-4.70%	-8.74%	N/A

Class B Shares
Return Before Taxes	-50.06%	-5.66%	-11.36%	N/A

Class Y Shares
Return Before Taxes	-47.13%	N/A	N/A	-16.60%

Russell Midcap® Growth Index1	-44.32%	-2.33%	-6.44%	-14.72%

As of October 31, 2009, the year to date return was as follows:
YTD
Class A Shares	27.58%
Class B Shares	30.00%
Class Y Shares	35.87%
Russell Midcap® Growth Index1	31.62%

_____________________________________________________________
1 The Russell Midcap® Growth Index is a mid-cap market index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Please remember that past performance (both before and after taxes) is no guarantee of the results the Mid Cap Growth Fund may achieve in the future.  Future returns may be higher or lower than the returns the Fund achieved in the past.

D.     Summary of Investment Objectives, Strategies and Risks

Investment Objectives.  The Mid Cap Value Fund has the same investment objective as that of the Mid Cap Growth Fund:  to seek long-term capital appreciation.

Principal Investment Strategies.  The Mid Cap Value Fund and the Mid Cap Growth Fund each seeks to achieve its investment objective by using the principal investment strategies discussed below. The combined fund will follow the principal investment strategies of the Mid Cap Growth Fund.

Both Funds seek long-term capital appreciation by investing in equity securities of midsize and smaller companies (generally, stocks with a market capitalization of less than $15 billion or the largest companies in the Russell Midcap® Index, if greater) and, under normal market conditions, both Funds maintain at least 80% of their respective assets in such mid cap securities.   However, neither Fund will automatically sell a stock just because its market capitalization has changed and such positions may be increased through additional purchases.

Both Funds may also invest in warrants and preferred stocks, and may invest up to 25% of their assets in foreign securities.  In addition, both Funds may invest in exchange traded funds (“ETFs”) that are registered investment companies, debt securities and convertible debt securities (including, in the case of the Mid Cap Growth Fund, non-investment grade convertible debt).  The Mid Cap Value Fund may also invest in real estate investment trusts (“REITs”).

For the Mid Cap Value Fund, MAM seeks stocks in the midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects.  The Fund includes smaller, less developed issuers, which may have difficulty competing with larger companies, but the successful ones generate strong cash flows that can be used to build the value of the business or be used in the same way to benefit the shareholders (e.g., share repurchase, dividends, etc.).  The Fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic value.

For the Mid Cap Growth Fund, MAM seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations.  These will typically be industry leading companies in niches with strong growth prospects. The  Fund’s portfolio manager believes in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation.  As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”).  Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

Although each Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, both Funds may invest up to 100% in money market instruments.  To the extent a Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

The following table shows that each Fund has substantially the same investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets.  A number in the column indicates the maximum percentage of total assets that the Fund is permitted to invest in that practice or type of security.  Numbers in this table show allowable usage only; for actual usage, consult the Funds’ annual and semi-annual reports.

	Mid Cap Value	Mid Cap Growth
Borrowing	30	30
Repurchase Agreements	*	*
Securities Lending	33⅓	33⅓
Short-Term Trading	*	*
When-Issued Securities; Forward Commitments	25	*
Shares of Other Investment Companies1	10	10
Non-Investment Grade Securities	20	20
Foreign Securities	25	25
Emerging Market Securities	15	15
Illiquid Securities2	15	15
Restricted Securities	15	15
Mortgage-Backed Securities	X	X
Swaps	15	15
Options on Securities, Indices or Currencies	20	20**
Futures Contracts3	20	20**
Options on Futures Contracts3	20	20**
Forward Foreign Currency Exchange Contracts	10**	10

__________________________________

1  Includes ETFs.
2  Numbers in this row refer to net, rather than total, assets.
3  Financial futures contracts and related options only, including futures, contracts and options on futures contracts and on currencies.
Legend
*
One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

**	Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.
X	An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.

Principal Investment Risks.  Because of their similar investment objectives and strategies, the Mid Cap Value Fund and the Mid Cap Growth Fund have substantially similar risks. A discussion of the principal risks of investing in the Funds is set forth below. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of the Funds, which are incorporated by reference. The combined fund will have the same risks as the Mid Cap Growth Fund.

Because both Funds invest in equity securities, both Funds are subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  Loss of money is a significant risk of investing in these Funds.

In addition, due to their focus on stocks of smaller and midsize stocks, both Funds have the potential to experience significant volatility over time.  Midsize and smaller companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies, because growth prospects for these companies may be less certain and the market for such securities may be smaller. Such securities are also subject to the liquidity risk such that during certain periods, their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions.  The Funds could lose money if they have to sell illiquid securities at a disadvantageous time.

Because both Funds may invest up to 25% of their assets in foreign securities, both Funds are subject to risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.

With regard to the Mid Cap Value Fund, because of its “value” approach to investing, the Fund is subject to the risk that the perceived intrinsic values of stocks selected for its portfolio may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.  The same cannot be said of the Mid Cap Growth Fund which, through its “growth at a reasonable price” or “GARP” strategy, seeks to participate in market appreciation during bull markets, while protecting shareholders during bear markets as compared to funds holding more speculative and volatile securities.

Disclosure of Portfolio Holdings.  A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the statement of additional information for the Funds, which is incorporated by reference.

Investment Restrictions and Limitations.  The Funds have identical fundamental and non-fundamental investment restrictions.  Set forth below is a summary of these restrictions.  The combined fund will follow the investment restrictions of the Mid Cap Growth Fund.  Fundamental investment restrictions may only be changed by shareholder vote, while non-fundamental investment restrictions may be changed by action of the Board of Trustees alone.

The Funds have adopted the following fundamental investment restrictions –  Except as noted below, neither Fund may:

(1)
with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

(2)
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

(3)
borrow money, except that it may (i) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (ii) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank, the Fund’s aggregate borrowings from any source do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed). If, after borrowing from a bank, a Fund’s aggregate borrowings later exceed 33 1/3% of the Fund’s total assets, the Fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. A Fund may make additional investments while it has borrowings outstanding. A Fund may make other borrowings to the extent permitted by applicable law;

(4)
make loans, except through (i) the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (ii) repurchase agreements with banks, brokers, dealers and other financial institutions, and (iii) loans of securities as permitted by applicable law;

(5)	underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting;

(6)
purchase, hold or deal in real estate, although a fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities;

(7)	invest in commodities or commodity contracts, except that the Fund may invest in currency, and financial instruments and contracts that are commodities or commodity contracts; or

(8)	issue senior securities to the extent such issuance would violate applicable law.

In addition to the fundamental investment restrictions listed above, the investment objective of each Fund is a fundamental policy that cannot be changed without the approval of the Fund’s shareholders.

The Funds’ have adopted the following non-fundamental investment restrictions – Neither Fund will:

(1)	sell securities short or maintain a short position except for short sales against the box;

(2)	invest in foreign securities in excess of 25% of the value of its total assets; or

(3)	purchase any security which is not readily marketable if more than 15% of the net assets of the Fund taken at market value, would be invested in such securities.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not considered a violation of any of the foregoing restrictions.

E.     Key Information About the Reorganization

The following is a summary of key information concerning the proposed Reorganization. Please also refer to the Plan of Reorganization, which is attached to this Combined Prospectus/Information Statement as Appendix A and which includes more detailed information about the Reorganization. The following summary is qualified in its entirety by reference to Appendix A.

1.           Summary of the Reorganization.  On December 10, 2009, the Board of Trustees of MEMBERS Mutual Funds, on behalf of the Mid Cap Value Fund and the Mid Cap Growth Fund, approved the Plan of Reorganization, which contemplates the transfer to the Mid Cap Growth Fund of substantially all of the assets and liabilities of the Mid Cap Value Fund solely in exchange for shares of beneficial interest of the Mid Cap Growth Fund. Following the transfer, Class A, Class B and Class Y shares of the Mid Cap Growth Fund will be distributed to Class A, Class B and Class Y shareholders of the Mid Cap Value Fund in liquidation of the Mid Cap Value Fund and the Mid Cap Value Fund will subsequently be terminated as a series of the Trust.  In addition, the Mid Cap Growth Fund will then change its name to the “Mid Cap Fund.”

Both Funds are mid cap equity funds with identical investment objectives and substantially similar investment strategies. The Funds’ Board of Trustees and the Funds’ investment adviser recognize that greater economies of scale and efficiencies can be attained by combining the assets of the Funds and that since the investment objectives are identical, such a combination would not materially alter the nature of the Mid Cap Value Fund’s shareholders’ investment.

As a result of the Reorganization, each shareholder of the Mid Cap Value Fund will receive full and fractional Class A, Class B and Class Y shares of the Mid Cap Growth Fund equal in aggregate net asset value at the time of the Reorganization to the aggregate net asset value of such shareholder’s Class A, Class B and Class Y of the Mid Cap Value Fund. The Board of Trustees has determined that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization. For the reasons set forth below under “Reasons for the Reorganization,” the Board of Trustees (including the independent trustees), on behalf of the Mid Cap Value Fund, concluded that the Reorganization would be in the best interest of the shareholders of the Mid Cap Value Fund.

Please be aware that shareholder approval of the Reorganization is not required.  The Trust’s Declaration of Trust and state law governing the Trust do not require shareholder approval for fund mergers.  Likewise, Rule 17a-8 under the 1940 Act does not require shareholder approval of mergers involving affiliated funds, so long as certain criteria are met, as described in Rule 17a-8(a)(3).  Because these criteria are met in this case, shareholder approval is not required for the planned Reorganization.

2.           Description of the Shares to be Issued.  Full and fractional shares of the Class A, Class B and Class Y of the Mid Cap Growth Fund, a series of MEMBERS Mutual Funds, will be issued to shareholders of the Mid Cap Value Fund, in accordance with the procedures under the Plan of Reorganization as described above. The Declaration of Trust of MEMBERS Mutual Funds (or the Trust) permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of each series within the Trust with no par value per share.  Like the Mid Cap Value Fund, the Mid Cap Growth Fund is a series of the Trust which consists of three classes of shares:  Class A, Class B and Class Y.  There are no differences between the Class A, Class B and Class Y shares of the Mid Cap Value Fund, respectively, and the Class A, Class B and Class Y shares of the Mid Cap Growth Fund, respectively.  Each share of beneficial interest of each series of shares has one vote and shares equally in dividends and distributions when and if declared by a series and in the series’ net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. The shares do not entitle the holder thereof to preference, preemptive, appraisal, conversion or exchange rights, except as the Board of Trustees may determine with respect to any series of shares. Shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of the Mid Cap Growth Fund into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of applicable securities laws. Shareholders of each series as created vote as a series to change, among other things, a fundamental policy of each such series and to approve the series’ investment management contracts and distribution plans pursuant to Rule 12b-1 of the 1940 Act.  Like the Mid Cap Value Fund, the Mid Cap Growth Fund is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Board of Trustees, it is necessary or desirable to submit matters for a shareholder vote.

3.           Reasons for the Reorganization.  The Board of Trustees of the Trust, after careful consideration, has approved the reorganization of the Mid Cap Value Fund, a series of the Trust, into the Mid Cap Growth Fund, also a series of the Trust. These two Funds pursue substantially similar investment strategies and possess identical investment policies.

In approving the Reorganization, the Board of Trustees has considered, among other things, the similarities between the Funds’ investment objectives and strategies, the fact that the Mid Cap Growth Fund’s investment management fee is lower than the fee for the Mid Cap Value Fund (although both Funds have the same expense ratios because of current fee caps), the costs of the Reorganization (estimated to be approximately $19,500, which includes approximately $9,500 of brokerage costs associated with anticipated sales of Mid Cap Value Fund portfolio holdings following the Reorganization), which will be borne by Madison Asset Management, LLC, the investment adviser to both Funds and/or its affiliates, the continuity of MEMBERS shareholder servicing for Mid Cap Value Fund shareholders who will become Mid Cap Growth Fund shareholders, the ability of shareholders in the Mid Cap Value Fund to carry their holding periods over to the shares of the Mid Cap Growth Fund received in the Reorganization for purposes of contingent deferred sales charges, and the anticipated tax-free nature of the Reorganization.  The Board also took into account the generally better performance of the Mid Cap Growth Fund as compared to the Mid Cap Value Fund over all time periods.

The Board of Trustees also considered MAM’s view that there has been a convergence of growth and value investing to the point that it is difficult today to distinguish between the two.  In the analysis of companies, valuation methods such as intrinsic value analysis, price-to-book ratios, price-to-earnings ratios, and asset values were used previously to search for “value.”  But recently, many growth companies have sold at low valuations and have been purchased as “value” stocks.  Whether growth or value, the investment goal is to find companies that will continue to grow and expand, regardless of whether they are characterized as growth or value (i.e., even value companies want to grow their businesses). In fact, one of the primary value characteristics is the orderliness of growth.   Therefore, it is MAM’s view that the defining characteristics of growth companies and value companies have blurred in recent years, providing further justification of the proposed Reorganization.

Furthermore, the Board considered MAM’s belief that optimizing its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate between the funds offered through MAM and may increase the combined Fund’s prospects for increased sales and economies of scale.  The Board also considered MAM’s view that the Reorganization represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.

4.           Federal Income Tax Consequences.  Each Fund has qualified, in each taxable year since it was organized, and intends to qualify, as of the Closing Date, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. The exchange of substantially all of the assets of the Mid Cap Value Fund for shares of the Mid Cap Growth Fund and the assumption by the Mid Cap Growth Fund of the liabilities of the Mid Cap Value Fund, and the liquidation of the Mid Cap Value Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code. However any dividend paid by the Mid Cap Value Fund may result in taxable income to Mid Cap Value Fund shareholders. As a condition to the closing of the transaction, the Funds will each receive an opinion of DeWitt Ross & Stevens, S.C., to the effect that, based on certain assumptions and on the existing provisions of the Code, treasury regulations issued thereunder, current revenue rulings, revenue procedures and court decisions, for federal income tax purposes:

(1)  The transfer of all of the assets and liabilities of the Mid Cap Value Fund to the Mid Cap Growth Fund in exchange for shares of the Mid Cap Growth Fund and the distribution to shareholders of the Mid Cap Value Fund of shares of the Mid Cap Growth Fund, as described in the Plan, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Mid Cap Value Fund and the Mid Cap Growth Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  No gain or loss will be recognized by the Mid Cap Value Fund upon (a) the transfer of its assets and liabilities to the Mid Cap Growth Fund in exchange for the issuance of shares of the Mid Cap Growth Fund to the Mid Cap Value Fund and the assumption by the Mid Cap Growth Fund of the Mid Cap Value Fund's liabilities, if any, and (b) the distribution by the Mid Cap Value Fund to its shareholders of shares of the Mid Cap Growth Fund received as a result of the Reorganization;

(3)  No gain or loss will be recognized by the Mid Cap Growth Fund upon its receipt of the assets and liabilities of the Mid Cap Value Fund in exchange for the issuance of shares of the Mid Cap Growth Fund to the Mid Cap Value Fund and the assumption by the Mid Cap Growth Fund of the Mid Cap Value Fund's liabilities, if any;

(4)  The tax basis of the Mid Cap Growth Fund shares received by a shareholder of the Mid Cap Value Fund in the aggregate will be the same as the aggregate tax basis of the shareholder’s Mid Cap Value Fund shares immediately prior to the Reorganization;

(5)  The tax basis of the Mid Cap Growth Fund in the assets and liabilities of the Mid Cap Value Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Mid Cap Value Fund immediately before the Reorganization;

(6)  The tax holding period for the shares of the Mid Cap Growth Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the Mid Cap Value Fund exchanged therefor, provided that the shareholder held such shares of the Mid Cap Value Fund as capital assets;

(7)  The tax holding period for the Mid Cap Growth Fund with respect to the assets and liabilities of the Mid Cap Value Fund received in the Reorganization will include the period for which such assets and liabilities were held by the Mid Cap Value Fund;

(8)  The Mid Cap Value Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Mid Cap Value Fund for shares of the Mid Cap Growth Fund as part of the Reorganization;

(9)  The Mid Cap Growth Fund will succeed to and take into account the items of the Mid Cap Value Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and

(10) The tax year of the Mid Cap Value Fund will end on the date of the Reorganization.

Shareholders of the Mid Cap Value Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

An opinion of counsel merely represents counsel's best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts. Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect.  If the Reorganization is completed but does not qualify as a tax-free reorganization under the Code, the Mid Cap Value Fund would recognize gain or loss on the transfer of its assets to the Mid Cap Growth Fund and each shareholder of the Mid Cap Value Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Mid Cap Value Fund shares and the fair market value of the shares of the Mid Cap Growth Fund received in the Reorganization.

While the portfolio managers of the Mid Cap Growth Fund do not anticipate requesting the disposition of a portion of the Mid Cap Value Fund’s portfolio holdings before the closing of the Reorganization, they do anticipate disposing of a substantial portion (approximately 99%) of the Mid Cap Value Fund’s portfolio holdings following the closing of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Mid Cap Value Fund’s basis in such securities. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Mid Cap Value Fund, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Mid Cap Growth Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. However, the Mid Cap Growth Fund has approximately $22.1 million of capital loss carry forwards as of October 31, 2009, which may be used to offset any capital gains. Based on the net capital loss positions of each of the Mid Cap Value Fund and the Mid Cap Growth Fund as of October 31, 2009, including any available capital loss carry forwards, it is not expected that the anticipated sales of portfolio holdings post-Reorganization will result in any material amounts of capital gains to be distributed to shareholders by the Mid Cap Growth Fund.  <r>In fact, it is anticipated that zero capital gains will be distributed, as there are ample losses to offset any gains (gains that will be realized to offset losses are approximately $3,407,000).</r>

The Mid Cap Growth Fund will succeed to the capital loss carry forwards, if any, of the Mid Cap Value Fund. At this time, based on our analysis, as a result of the Reorganization, the Mid Cap Value Fund is expected to undergo an “ownership change” for tax purposes.  As a result, capital loss carry forwards and certain built-in losses, if any, may be subject to the loss limitation rules of the Code. The Code limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally, the product of the net asset value of the entity undergoing the ownership change and a rate established by the IRS). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to an overall eight-year capital loss carry forward limit, as measured from the date of recognition.  The Mid Cap Growth Fund’s capital loss carry forwards, if any, should not be limited by reason of the Reorganization.

In addition, if an ownership change is deemed to occur at the time of Reorganization, for five years beginning after the closing of the Reorganization, the combined Fund may not be allowed to offset certain pre-Reorganization built-in gains attributable to one Fund with capital loss carry forwards and certain built-in losses attributable to another Fund. The Mid Cap Growth Fund had a capital loss carry forward as of its last fiscal year end October 31, 2009, of approximately $22.1 million. The Mid Cap Value Fund had a capital loss carry forward as of its last fiscal year end October 31, 2009, of approximately $14.5.

5.           Comparison of Shareholder Rights.  Because both Funds are separate series of the same Trust, shareholders of each Fund have identical rights.  Accordingly, the rights of shareholders of the Mid Cap Value Fund will not change as a result of the Reorganization.

6.           Comparison of Valuation Procedures.  The net asset value (“NAV”) for both Funds is calculated in exactly the same manner.  Namely, it is calculated once, at the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total net assets of each Fund by the total number of each Fund’s outstanding shares.  Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Funds or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Pricing Committee estimates the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values using the then-current exchange rate as of noon Eastern Time on each day the New York Stock Exchange is open for  business.

    All other securities for which either quotations are not readily available, no other sales have occurred, or in MAM’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices.  A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated.  Significant events may include, but are not limited to, the following:  (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to:  fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

7.           Capitalization.  The following table sets forth as of October 31, 2009: (1) the unaudited capitalization of the Mid Cap Value Fund and the unaudited capitalization of the Mid Cap Growth Fund, and (2) the unaudited pro forma combined capitalization of the Mid Cap Growth Fund after the Reorganization has been consummated.
<r>
Share Class	Mid Cap Value	Mid Cap Growth	Pro Forma Adjustments	Mid Cap Growth Pro Forma Combined
Class A Shares:
Net Assets	$22,692,601	$17,138,329		$39,830,930
Shares Outstanding1	2,686,142	3,462,017	1,899,292	8,047,451
Net Asset Value and Redemption Price per Share2	$8.45	$4.95		$4.95
Sales Charge of Offering Price3	$0.52	$0.30		$0.30
Maximum Offering Price Per Share	$8.97	$5.25		$5.25
Class B Shares:
Net Assets	$5,497,868	$4,230,789		$9,728,657
Shares Outstanding1	690,162	919,006	505,619	2,114,787
Net Asset Value and Redemption Price per Share2	$7.97	$4.60		$4.60
Class Y Shares:
Net Assets	$1,761,322	$23,388,725		$25,150,047
Shares Outstanding1	205,633	4,681,547	146,822	5,034,002
Net Asset Value and Redemption Price per Share2	$8.57	$5.00		$5.00
    ____________________
1The correlating Mid Cap Value Fund classes will be exchanged for the Mid Cap Growth Fund classes at the Mid Cap
  Value Fund’s ending NAV.
2 If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
3 Sales charge of offering price is 5.75% for the Mid Cap Value and Mid Cap Growth Funds.
</r>
8.           Investment Adviser.  Madison Asset Management, LLC (“MAM”) manages both Funds’ investments and business operations under the overall supervision of the Board of Trustees of MEMBERS Mutual Funds.  MAM has the responsibility for making all investment decisions for the Funds. MAM’s principal business address is 550 Science Drive, Madison, Wisconsin 53711.  MAM is registered as an investment adviser with the SEC and all of the firm’s voting shares are held by Madison Investment Advisors, Inc. (“MIA”).  The Funds’ are subject to the same investment advisory contract, but the annual management fee paid to MAM by the Mid Cap Value Fund is 0.95% of the Fund’s average daily net assets, while the annual management fee paid to MAM by the Mid Cap Growth Fund is 0.75%.

Livia Asher, Portfolio Manager of MAM, manages the Mid Cap Value Fund.  Prior to July 2009, Ms. Asher managed approximately 80% of the Fund while Wellington Management Company, LLC (‘Wellington Management") managed the remaining 20%.  In July 2009, Ms. Asher became the sole portfolio manager of the Fund.  Prior to joining MAM in July 2009, Ms. Asher was a Managing Director and Portfolio Manager—Equities of MEMBERS Capital Advisors, Inc. (the former investment adviser to the Funds) since 2006.   Ms. Asher’s investment management experience spans more than 30 years, most of it covering the financial services industry for both sell-side and buy-side firms.

Rich Eisinger, Portfolio Manager of MAM and Managing Director of MIA, manages the Mid Cap Growth Fund and has done so since July 2009.  Prior to then, Wellington Management managed the Fund.  Mr. Eisinger is a senior member of the firm’s equity management team and has had primary responsibilities on mid-cap equity management for the firm since he joined MIA in 1998.

After the Reorganization is consummated, the combined Fund will be co-managed by Mr. Eisinger and Matt Hayner, CFA.  Mr. Hayner, Portfolio Manager of MAM and Vice President of MIA, joined the firm in 2002.

9.           Distribution.  Mosaic Funds Distributor, LLC (“MFD”) acts as the principal distributor of shares of the Mid Cap Value Fund and the Mid Cap Growth Fund. MFD’s principal business address is 8777 North Gainey Center Drive, Suite 220, Scottsdale, Arizona 85258, with a branch office at 550 Science Drive, Madison, Wisconsin 53711.  MFD is wholly owned subsidiary of MIA, which is affiliated with MAM.

The Class A and Class B shares of both Funds charge a service fee equal to 0.25% of each Fund’s average daily net assets, and the Class B shares of both Funds also charge a 0.75% distribution fee.  Class Y shares of both Funds do not charge any service or distribution fees.

The Class A and Class B distribution and service fees are set forth in separate plans adopted by the Trust for each share class pursuant to Rule 12b-1 under the 1940 Act.  These fees are paid by Fund shareholders and retained by MFD, as principal distributor, and/or passed on to other broker-dealers who sell and service Fund shares.  Each Rule 12b-1 Plan is a compensation plan, which means that the fees paid under the plan are intended to compensate MFD and/or other broker-dealers for services rendered, regardless of expenses actually incurred.

10.           Purchase and Redemption Procedures.  Notwithstanding the following discussion, shares of the Mid Cap Value Fund are no longer available for purchase.

Purchasing Information – Class A, Class B and Class Y shares of both Funds are offered at the price next determined after the purchase order is received in good order by the Trust.  For this purpose, good order means that the request includes all information required to process the request.  For Class A shares, the price next determined is the NAV per share after an order has been accepted, plus an initial front-end sales charge.  Depending on the amount invested, the sales charge may be reduced and/or eliminated for larger purchases.  Class B shares are offered without any initial sales charge, but a contingent deferred sales charge may be applied on shares sold within six years of purchase.  Class B shares automatically convert to Class A shares, based on relative NAV, at the end of the eighth year after purchase (the seventh year after purchase for Class B shares purchased prior to February 28, 2003).  Class Y shares re offered without any initial sales charge or contingent deferred sales charge, but are generally only available for purchase by the Trust’s allocation funds, other affiliated allocation funds, in fee based managed account programs with MFD or dealers that have special arrangements with MFD, or other investors as the Board of Trustees may authorize from time to time.  In addition, the Funds offer a systematic investment program, a systematic withdrawal program, a payroll deduction/direct deposit program and a systematic exchange program, all of which allow existing shareholders to purchase (or redeem) additional shares of the Funds at regular intervals.  If you are a shareholder of the Mid Cap Value Fund who invests in Fund shares through one or more of these programs, your participation in the program(s) will continue post-Reorganization, so you may want to review your current allocations in light of the planned Reorganization.

Minimum Investments – The minimum initial investment in both Funds for non-retirement accounts is $1,000 ($1,000 per Fund).  For retirement accounts, the minimum is reduced to $500 ($500 per Fund).  The minimum amount for subsequent purchases in all accounts is $150 ($50 per Fund).  For shareholders investing through systematic investment programs, the minimums are further reduced, as discussed in the current statement of additional information for the Funds.  The Funds reserve the right to accept purchase amounts below the minimums when adding to an account as long as the minimum initial investment to open the account has been met, and for accounts that are funded with pre-tax or salary reduction contributions which include certain pension and profit sharing plans.

Redemption Information – Shares of both Funds are redeemed at a price equal to the NAV next determined after the redemption request is accepted in good order by the Funds, less any applicable contingent deferred sales charges (in the case of Class B shares) or any redemption fees, which apply to redemptions of Class A or Class B shares of the Funds within 30 days of purchase (subject to waiver under certain circumstances).  Both Funds have reserved the right to redeem shares “in-kind” under certain circumstances.

Automatic Account Rebalancing – With respect to Class A shares of both Funds, if a shareholder’s account balance is at least $25,000, the shareholder may request automatic account rebalancing on a semi-annual or annual basis.  He/she may select a model fund allocation that MAM has defined, or may build his/her own portfolio.

Purchasing Shares by Exchange – Within an account, shareholders may exchange shares of one Fund for shares of the same class of another Fund subject to the minimum investment requirements of the Fund purchased, without paying any additional sales charge.  Exchanges of Class B shares will continue to “age” from the date of original purchase of the shares and will retain the same contingent deferred sales charge rate as they had before the exchange.  In certain circumstances, shareholders may be charged a redemption fee on the value of the shares exchanged pursuant to the Funds’ redemption fee policy.  With certain exceptions, only five exchanges are allowed per Fund in a calendar year.  If a shareholder establishes a systematic exchange or automatic account rebalancing program, those exchanges are not included in the exchange limit or redemption fee policies.  The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a Fund for 90 days before an investor is permitted a new exchange.  A Fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.

For information regarding the impact of the Reorganization on Class B shares of the Mid Cap Value Fund, please refer to “Mid Cap Growth Shares Received in the Reorganization” below.

It is important to note that additional restrictions may apply if a shareholder invests through a financial intermediary.  The Funds will work with financial intermediaries, such as broker-dealers, investment advisers and record keepers, to apply the Funds’ exchange limit guidelines, but in some instances, the Fund is limited in its ability to monitor the trade activity or enforce the Funds’ exchange limit guidelines in such accounts.  In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.

Limitations on Purchase – If a shareholder purchases shares of either Fund by check and the check does not clear, the purchase will be canceled and the shareholder could be liable for any losses or fees incurred.  A charge of $30 will be assessed for each returned check occurrence.  The Funds do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares.  All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. credit unions or other financial institutions.  Additionally, the Funds will not normally accept purchase orders of more than $100,000 for Class B shares from a single investor.

Execution of Requests – Each Fund is open on those days when the NYSE is open, typically Monday through Friday.  In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities law.

Frequent Trading – Excessive or short-term trading in Fund shares may harm a Fund’s performance, and thereby harm other shareholders in the Fund, in three respects.  First, frequent traders may exploit the fact that a Fund has calculated its NAV using closing prices of securities that are no longer current, thereby diluting the value of long-term shareholders’ interests in a Fund.  Second, to meet higher levels of redemptions caused by frequent traders, a Fund may be required to maintain a larger percentage of the Fund’s assets in cash or be forced to liquidate certain holdings at inopportune times, thereby compromising portfolio management strategies.  Third, frequent purchases and redemptions by frequent traders will cause a Fund to incur greater expenses for buying and selling securities, which are borne by all Fund shareholders.

As a result, the Funds have adopted policies and procedures with respect to frequent traders.  Included in the policies and procedures are the several methods the Funds currently employ to detect and deter frequent traders, including: applying exchange limit guidelines; charging redemption fees on short-term trades; selectively monitoring trade activity; and exercising broad authority to take discretionary action against frequent traders and against particular trades, including delaying payment of the proceeds from the redemption of Fund shares for up to seven days, and identifying frequent traders and restricting their trading privileges or expelling them from a Fund. In addition, to combat dilution of the value of long-term shareholders’ interests in a Fund, a Fund may employ fair valuation procedures on the securities it holds in its portfolio, as described previously.

Each of the above methods to protect the interests of investors involves judgments that are inherently subjective, although the Funds and their service providers seek to make judgments that are consistent with long-term investors’ interests.  Moreover, each of these methods involves some selectivity in their application.  While the Funds seek to take actions that will detect and deter frequent trading, they cannot assure that such activity can be completely eliminated.  For instance, the Funds may not be able to identify or reasonably detect or deter frequent trading transactions that are facilitated by financial intermediaries or made through the use of omnibus accounts that transmit purchase, exchange, and redemption orders to the Funds on behalf of their customers who are the beneficial owners.

Small Accounts – Due to the high fixed cost of maintaining mutual fund accounts, the Funds reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000.  The Funds will mail affected shareholders a notice asking that the account value be brought up to $1,000, or that the shareholder initiate a systematic investment program.  If a shareholder does not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, the Funds may sell the shares in the shareholder’s account and mail the proceeds to the shareholder.

Mid Cap Growth Shares Received in the Reorganization – Class A and Class B shareholders of the Mid Cap Value Fund who receive Class A and Class B shares of the Mid Cap Growth Fund in the Reorganization should be aware that no sales loads will be charged on the exchange of Class A shares of the Mid Cap Value Fund for Class A shares of the Mid Cap Growth Fund, and the holding period of Class B shares of the Mid Cap Value Fund will carry over as the initial holding period of the Class B shares of the Mid Cap Growth Fund for contingent deferred sales charge purposes.

Additional Information – Additional shareholder account information for the Funds is available in the Funds’ prospectus, which is incorporated by reference and which has previously been mailed to shareholders.

           11.           Control Persons and Principal Holders of Securities.  As of October 31, 2009, the Funds’ shareholders of record and/or beneficial owners (to the Fund’s knowledge) who owned five percent or more of the Funds’ shares were as follows:

	Mid Cap Value	Mid Cap Growth
Class Y Shares
CUNA Mutual Non-Qualified Deferred Compensation Plans for Employees (Pre 2005; Defined Contribution Plans), Madison, WI 53701-0391	14.26%
CUNA Mutual Non-Qualified Deferred Compensation Plans for Directors, Madison, WI 53701-0391	6.92%
CUNA Mutual Non-Qualified Deferred Compensation Plans for Employees (Post 2004; Defined Benefit Plans), Madison, WI 53701-0391	5.78%
CUNA Mutual Non-Qualified Deferred Compensation Plans for Employees (Pre 2005; Defined Benefit Plans), Madison, WI 53701-0391	35.73%
CUNA Mutual Non-Qualified Deferred Compensation Plans for Employees (Post 2004; Defined Contribution Plans), Madison, WI 53701-0391	37.32%	5.43%
MEMBERS Moderate Allocation Fund, Madison, WI 53711		10.70%
MEMBERS Aggressive Allocation Fund, Madison, WI 53711		7.65%
Ultra Series Moderate Allocation Fund, Madison, WI 53711		40.95%
Ultra Series Aggressive Allocation Fund, Madison, WI 53711		28.59%

<r></r>

As of October 31, 2009, the officers and Trustees of the Funds, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of either Fund.

A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC. Based on the information provided above, as of October 31, 2009, shareholders and/or beneficial owners who owned a controlling interest were as follows:

	Mid Cap Value	Mid Cap Growth
Class Y Shares
CUNA Mutual Non-Qualified Deferred Compensation Plans for Employees (Pre 2005; Defined Benefit Plans), Madison, WI 53701-0391	35.73%
CUNA Mutual Non-Qualified Deferred Compensation Plans for Employees (Post 2004; Defined Contribution Plans), Madison, WI 53701-0391	37.32%
Ultra Series Moderate Allocation Fund, Madison, WI 53711		40.95%
Ultra Series Aggressive Allocation Fund, Madison, WI 53711		28.59%

<r></r>

12.           Service Providers.  State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02100, provides the Funds with fund accounting and administration services. State Street also serves as the Funds’ custodian.  Boston Financial Data Services, an affiliate of State Street located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169, is the Funds’ transfer agent.

13.           Financial Highlights.  The Statement of Additional Information relating to this Combined Prospectus/Information Statement incorporates by reference the Funds’ annual reports to shareholders for the fiscal year ended October 31, 2009, which includes the audited financial statements and financial highlights for the periods indicated therein and the report of Deloitte & Touche LLP, the Funds’ independent registered public accounting firm.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of December 10, 2009, and has been adopted by the Board of Trustees of MEMBERS MUTUAL FUNDS (the “Trust”), a Delaware business trust, to provide for the reorganization of the Mid Cap Value Fund (the “Acquired Fund”) into the Mid Cap Growth Fund (the “Acquiring Fund”), each a series of the Trust.

I.  PLAN OF REORGANIZATION

1.           Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund on the Exchange Date (as defined in Section II.4) all of its properties and assets existing at the Valuation Time (as defined in Section II.2(f)). In consideration therefor, Acquiring Fund agrees, on the Exchange Date, to assume all of the liabilities of Acquired Fund existing at the Valuation Time and deliver to Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of Acquiring Fund (the “Class A Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class A shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class A shares of Acquired Fund assumed by Acquiring Fund on such date; (ii) a number of full and fractional Class B shares of beneficial interest of Acquiring Fund (the “Class B Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class B shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class B shares of Acquired Fund assumed by Acquiring Fund on such date; and (iii) a number of full and fractional Class Y shares of beneficial interest of Acquiring Fund (the “Class Y Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class Y shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class Y shares of Acquired Fund assumed by Acquiring Fund on such date.  The Class A Merger Shares, the Class B Merger Shares, and the Class Y Merger Shares shall be referred to collectively as the “Merger Shares.” The reorganization described in this Plan is intended to be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Before the Exchange Date, Acquired Fund will declare and pay to its shareholders a dividend and/or other distribution in an amount such that it will have distributed all of its net investment income and capital gains as described in Section II.6(c) hereof.

2.           Upon consummation of the transactions described in Section I.1 of this Agreement, Acquired Fund will distribute in complete liquidation to its Class A, Class B, and Class Y shareholders of record as of the Exchange Date the Class A, Class B, and Class Y Merger Shares, each shareholder being entitled to receive that proportion of Class A Merger Shares, Class B Merger Shares, or Class Y Merger Shares that the number of Class A, Class B, and Class Y shares of beneficial interest of Acquired Fund held by such shareholder bears to the number of Class A, Class B, or Class Y shares of Acquired Fund outstanding on such date.

3.           In determining contingent deferred sales charges applicable to Class B Merger Shares issued hereby, Acquiring Fund shall give each holder thereof credit for the period during which such holder held Class B shares of Acquired Fund, in exchange for which Class B Merger Shares were issued.  In addition, front-end sales charges will not apply to Class A Merger Shares issued to holders of Class A shares of Acquired Fund in the reorganization.

II.  AGREEMENT

Acquiring Fund and Acquired Fund agree as follows:

1.           Reorganization.

(a)
Subject to the other terms and conditions contained herein (including Acquired Fund’s obligation to distribute to its shareholders all of its net investment income and capital gains as described in Section II.6(c) hereof), Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund agrees to acquire from Acquired Fund, on the Exchange Date all of the investments and all of the cash and other properties and assets of Acquired Fund, whether accrued or contingent, in exchange for that number of Merger Shares provided for in Section II.2 and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund, whether accrued or contingent, existing at the Valuation Time.  Pursuant to this Agreement, Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Class A Merger Shares, Class B Merger Shares, and Class Y Merger Shares received by it to the Class A, Class B, and Class Y shareholders, respectively, of Acquired Fund, in complete liquidation of Acquired Fund.

(b)
As soon as practicable, Acquired Fund will, at its expense, liquidate such of its portfolio securities as Acquiring Fund indicates it does not wish to acquire. This liquidation will be substantially completed before the Exchange Date, unless otherwise agreed by Acquired Fund and Acquiring Fund.

(c)
Acquired Fund agrees to pay or cause to be paid to Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the investments and other properties and assets of Acquired Fund, whether accrued or contingent. Any such distribution will be deemed included in the assets transferred to Acquiring Fund at the Exchange Date and will not be separately valued unless the securities in respect of which such distribution is made have gone “ex” before the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date will be included in the determination of the value of the assets of Acquired Fund acquired by Acquiring Fund.

2.           Exchange of Shares; Valuation Time.  On the Exchange Date, Acquiring Fund will deliver to Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to the Class A shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class A shares of Acquired Fund assumed by Acquiring Fund on that date; (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class B shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class B shares of Acquired Fund assumed by Acquiring Fund on that date; and (iii) a number of full and fractional Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class Y shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class Y shares of Acquired Fund assumed by Acquiring Fund on that date, in each case as determined as hereafter provided in this Section II.2.

(a)
The net asset value of the Merger Shares to be delivered to Acquired Fund, the value of the assets attributable to the Class A, Class B, and Class Y shares of Acquired Fund and the value of the liabilities attributable to the Class A, Class B, and Class Y shares of Acquired Fund to be assumed by Acquiring Fund will in each case be determined as of the Valuation Time.

(b)
The net asset value of the Class A Merger Shares, Class B Merger Shares, and Class Y Merger Shares and the value of the assets and liabilities of the Class A, Class B, and Class Y shares of Acquired Fund will be determined by Acquiring Fund, in cooperation with Acquired Fund, pursuant to procedures customarily used by Acquiring Fund in determining the market value of Acquiring Fund’s assets and liabilities.

(c)	No adjustment will be made in the net asset value of either Acquired Fund or Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(d)
Acquiring Fund will issue the Merger Shares, registered in the name of Acquired Fund, to Acquired Fund. Acquired Fund shall then re-register the Class A Merger Shares, Class B Merger Shares, and Class Y Merger Shares in the names of the Class A, Class B and Class Y shareholders of Acquired Fund, respectively, in accordance with instructions furnished by Acquired Fund.

(e)	Acquiring Fund will assume all liabilities of Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Acquired Fund or otherwise.

(f)	The Valuation Time is the time at which Acquired Fund calculates its net asset value, which is normally 3 p.m. Central Time, on February 26, 2010 (the “Valuation Time”).

3.           Fees and Expenses.  All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by Acquired Fund and Acquiring Fund of the transactions contemplated by this Agreement (together with the costs specified below, “Expenses”) will be borne by Madison Investment Advisers, LLC and/or its affiliates, including the costs of liquidating such of Acquired Fund’s portfolio securities as Acquiring Fund shall indicate it does not wish to acquire before the Exchange Date; and provided that such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of Acquiring Fund or Acquired Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

4.           Exchange Date.  Delivery of the assets of Acquired Fund to be transferred, assumption of the liabilities of Acquired Fund to be assumed and the delivery of the Merger Shares to be issued will be made at 7:00 a.m. Central Time on the next full business day following the Valuation Time (referred to herein as the “Exchange Date”).  Accordingly, the Exchange Date will be March 1, 2010.

5.           Dissolution.  Acquired Fund agrees that the liquidation and dissolution of Acquired Fund will be effected in the manner provided in the Agreement and Declaration of Trust of the Trust in accordance with applicable law and that on and after the Exchange Date, Acquired Fund will not conduct any business except in connection with its liquidation and dissolution.

6.           Conditions to Acquiring Fund’s Obligations.  The obligations of Acquiring Fund hereunder are subject to the following conditions:

(a)
That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)).

(b)
That Acquiring Fund will have received an opinion of DeWitt, Ross & Stevens, S.C. dated the Exchange Date to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i)  the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution to shareholders of the Acquired Fund of shares of the Acquiring Fund, as described herein, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii)  no gain or loss will be recognized by the Acquired Fund upon (X) the transfer of its assets and liabilities to the Acquiring Fund in exchange for the issuance of shares of the Acquiring Fund to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, and (Y) the distribution by the Acquired Fund to its shareholders of shares of the Acquiring Fund received as a result of the Reorganization; (iii)  no gain or loss will be recognized by the Acquiring Fund upon its receipt of the assets and liabilities of the Acquired Fund in exchange for the issuance of shares of the Acquiring Fund to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, if any; (iv)  the tax basis of the Acquiring Fund shares received by a shareholder of the Acquired Fund in the aggregate will be the same as the aggregate tax basis of the shareholder’s Acquired Fund shares immediately prior to the Valuation Time; (v)  the tax basis of the Acquiring Fund in the assets and liabilities of the Acquired Fund received pursuant to the reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Acquired Fund immediately before the Valuation Time; (vi) the tax holding period for the shares of the Acquiring Fund issued in connection with the reorganization will be determined by including the period for which the shareholder held shares of the Acquired Fund exchanged therefore, provided that the shareholder held such shares of the Acquired Fund as capital assets; (vii)  the tax holding period for the Acquiring Fund with respect to the assets and liabilities of the Acquired Fund received in the reorganization will include the period for which such assets and liabilities were held by the Acquired Fund; (viii)  the Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund as part of the reorganization; (ix)  the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and (x) the tax year of the Acquired Fund will end on the Exchange Date.

(c)
That, before the Exchange Date, Acquired Fund declares a dividend or dividends which, together with all previous such dividends, has the effect of distributing to the shareholders of Acquired Fund (i) all of the excess of Acquired Fund’s investment income excludable from gross income under Section 103 of the Code over Acquired Fund’s deductions disallowed under Sections 265 and 171 of the Code, and all of Acquired Fund’s investment company taxable income (as defined in Section 852 of the Code and computed without regard to any deduction for dividends paid), in each case for Acquired Fund’s taxable year ending on or after November 1, 2009 and on or before the Exchange Date, and (ii) all of its net capital gain realized in the taxable year ending on or after November 1, 2009 exceeding any capital loss carryover’s utilized from prior fiscal years and on or before the Exchange Date.

(d)	That Acquired Fund’s custodian has delivered to Acquiring Fund a certificate identifying all of the assets of Acquired Fund held by such custodian as of the Valuation Time.

(e)
That Acquired Fund’s transfer agent has provided to Acquiring Fund (i) a certificate setting forth the number of shares of Acquired Fund outstanding as of the Valuation Time, and (ii) the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder.

(f)
That Acquired Fund will have executed and delivered to Acquiring Fund an instrument of transfer dated as of the Exchange Date pursuant to which Acquired Fund will assign, transfer and convey all of the assets and other property to Acquiring Fund at the Valuation Time in connection with the transactions contemplated by this Agreement.

(g)
That a combination information statement/prospectus on Form N-14 will have become effective under the Securities Act of 1933, as amended (the “1933 Act”), and no stop orders suspending the effectiveness thereof shall have been issued, and to the best knowledge of the parties hereto, no investigation or proceeding for that purpose will have been instituted or pending, threatened or contemplated under the 1933 Act.

7.           Conditions to Acquired Fund’s Obligations.  The obligations of Acquired Fund hereunder will be subject to the following conditions:

(a)
That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the 1940 Act.

(b)	That Acquired Fund will have received the same opinion referenced in Section II.6(b) hereof.

(c)
That Acquiring Fund will have executed and delivered to Acquired Fund an Assumption of Liabilities certificate dated as of the Exchange Date pursuant to which Acquiring Fund will assume all of the liabilities of Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

8.           Termination.  This Agreement may be terminated and the reorganization abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Exchange Date if circumstances should develop that, in the opinion of the Board, make proceeding with the reorganization inadvisable. In the event of any such termination, there shall be no liability for damages on the part of Acquiring Fund, Acquired Fund, the Trust or the Trust’s Board of Trustees.

9.           Sole Agreement; Amendments.  This Agreement supersedes all previous correspondence and oral communications regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except upon authorization of the Board of Trustees of the Trust and will be construed in accordance with and governed by the laws of Delaware.

           IN WITNESS WHEREOF, this Agreement and Plan of Reorganization has been signed by duly authorized officers of the Trust on behalf of the Acquiring Fund and the Acquired Fund as of the date first above written.

MEMBERS MUTUAL FUNDS,
on behalf of Mid Cap Growth Fund

By:  /s/ Katherine L. Frank

Name:  Katherine L. Frank
Title:  President

MEMBERS MUTUAL FUNDS,
on behalf of Mid Cap Value Fund

By:  /s/ Katherine L. Frank

Name:  Katherine L. Frank
Title:  President

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF THE

MEMBERS® MID CAP VALUE FUND,
a series of MEMBERS® Mutual Funds

BY AND IN EXCHANGE FOR

CLASS A, B AND Y SHARES OF MEMBERS MID CAP GROWTH FUND,
a series of MEMBERS Mutual Funds

Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711

1-800-877-6089

January 21, 2010

I.           General

This Statement of Additional Information relates specifically to the acquisition of all of the assets of the Mid Cap Value Fund, a series of MEMBERS Mutual Funds, by the Mid Cap Growth Fund, a series of MEMBERS Mutual Funds, and consists of this cover page and the following described documents, each of which is incorporated by reference herein:

•	The Prospectus of the Funds dated February 28, 2009, as supplemented April 16, 2009, July 1, 2009 and September 30, 2009;

•	The Statement of Additional Information of the Funds dated February 28, 2009, as supplemented July 1, 2009 and September 30, 2009; and

•	The Annual Report of the Funds for the fiscal year ended October 31, 2009.

This Statement of Additional Information is not a prospectus. A Combined Prospectus/Information Statement dated January 21, 2009, relating to the above-referenced transaction has been filed with the Securities and Exchange Commission and may be obtained, without charge, by writing to the Funds at MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390, or by calling (800) 877-6089. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Prospectus/Information Statement, and has been incorporated by reference into the Combined Prospectus/Information Statement.

The date of this Statement of Additional Information is January 21, 2010.

II.           Pro Forma Financial Statements

Set forth below are pro forma financial statements demonstrating the effect of the merger on the Mid Cap Growth Fund.

Pro Forma
Schedules of Portfolio Investments
October 31, 2009 (Unaudited)							Mid Cap Growth
	Mid Cap <r>Growth</r>			Mid Cap <r>Value</r>			Pro Forma Combined
	Shares/ Par	Value	%	Shares/ Par	Value	%	Shares/ Par	Value	%
Common Stocks
Consumer Discretionary			14.54%			11.22%			13.20%
AutoZone, Inc.*	5,490	$742,852		4,500	$608,895		9,990	$1,351,747
Bed Bath & Beyond, Inc.*	19,312	679,976		-	-		19,312	679,976
Carmax, Inc.*	25,729	506,090		-	-		25,729	506,090
Choice Hotels Int’l , Inc.	-	-		10,695	318,925		10,695	318,925
Interactive Data Corp.	32,120	844,756		-	-		32,120	844,756
ITT Educational Services, Inc.*	5,900	533,065		5,029	454,370		10,929	987,435
Jack in the Box, Inc.*	44,700	838,572		20,800	390,208		65,500	1,228,780
Jarden Corp.	-	-		10,685	292,662		10,685	292,662
Morningstar, Inc.*	12,458	635,607		-	-		12,458	635,607
Omnicom Group, Inc.	-	-		8,000	274,240		8,000	274,240
Pulte Homes, Inc.	-	-		26,470	238,495		26,470	238,495
Sears Holdings Corp.*	7,736	524,965		-	-		7,736	524,965
Tiffany & Co.	13,546	532,222		-	-		13,546	532,222
TJX Cos., Inc.	-	-		13,885	518,605		13,885	518,605
VF Corp.	-	-		3,700	262,848		3,700	262,848
Yum! Brands, Inc.	20,292	668,621		-	-		20,292	668,621
		6,506,726			3,359,248			9,865,974

Consumer Staples			1.81%			6.78%			3.80%
Brown-Forman Corp., Class B	16,547	807,659		-	-		16,547	807,659
Bunge, Ltd.	-	-		6,100	348,066		6,100	348,066
ConAgra Foods, Inc.	-	-		15,671	329,091		15,671	329,091
Kellogg Co.	-	-		8,900	458,706		8,900	458,706
Molson Coors Brewing Co., Class B	-	-		6,500	318,305		6,500	318,305
Wal-Mart Stores, Inc.	-	-		11,586	575,593		11,586	575,593
		807,659			<r>2,029,761	</r>		2,837,420

Energy			7.01%			10.77%			8.52%
El Paso Corp.	-	-		51,349	503,734		51,349	503,734
EOG Resources, Inc.	9,400	767,604		-	-		9,400	767,604
Forest Oil Corp.*	-	-		25,270	495,292		25,270	495,292
Noble Corp.	22,695	924,594		17,485	712,339		40,180	1,636,933
Noble Energy, Inc.	-	-		10,670	700,272		10,670	700,272
PetroHawk Energy Corp.*	-	-		20,370	479,102		20,370	479,102
Range Resources Corp.	12,491	625,174		-	-		12,491	625,174
Southwestern Energy Co.*	18,865	822,137		-	-		18,865	822,137
Tesoro Corp.	-	-		23,771	336,122		23,771	336,122
		3,139,509			3,226,861			6,366,370

Financials			10.39%			25.08%			16.28%
Aflac, Inc.	16,187	671,599		-	-		16,187	671,599
Ameriprise Financial, Inc.	-	-		5,985	207,500		5,985	207,500
Annaly Capital Mgmt., Inc., REIT	-	-		30,170	510,175		30,170	510,175
AON Corp.	-	-		11,785	453,840		11,785	453,840
Arch Capital Group, Ltd.*	-	-		11,600	781,492		11,600	781,492
Associated Banc-Corp.	-	-		14,445	185,040		14,445	185,040
Assurant, Inc.	-	-		13,785	412,585		13,785	412,585
AvalonBay Communities, Inc. REIT	-	-		6,683	459,657		6,683	459,657
Axis Capital Holdings, Ltd.	-	-		12,685	366,470		12,685	366,470
BlackRock, Inc.	-	-		2,585	559,627		2,585	559,627
Brookfield Asset Mgmt., Inc., Class A	42,655	891,490		-	-		42,655	891,490
Fifth Third Bancorp	-	-		36,756	328,599		36,756	328,599
Host Hotels & Resorts, Inc., REIT	-	-		59,400	600,534		59,400	600,534
JPMorgan Chase & Co.	-	-		12,485	521,499		12,485	521,499
Keycorp	-	-		48,841	263,253		48,841	263,253
Leucadia National Corp.*	36,304	815,751		-	-		36,304	815,751
Markel Corp.*	2,375	766,412		-	-		2,375	766,412
RLI Corp.	15,542	777,100		-	-		15,542	777,100
SEI Investments Co.	41,590	726,577		-	-		41,590	726,577
State Street Corp.	-	-		11,785	494,734		11,785	494,734
SunTrust Banks, Inc.	-	-		15,785	301,651		15,785	301,651
Unum Group	-	-		31,161	621,662		31,161	621,662
Vornado Realty Trust, REIT	-	-		7,465	444,615		7,465	444,615
		4,648,929			7,512,933			12,161,862

Health Care			12.79%			<r>5.55%			9.89</r>%
CIGNA Corp.	-	-		14,586	406,074		14,586	406,074
Covance, Inc.*	11,772	608,377		-	-		11,772	608,377
CR Bard, Inc.	10,200	765,714		5,700	427,899		15,900	1,193,613
DENTSPLY International, Inc.	16,943	558,441		-	-		16,943	558,441
Indexx Laboratories, Inc.	12,884	658,630		-	-		12,884	658,630
Laboratory Corp. of America Holdings*	11,261	775,770		4,800	330,672		16,061	1,106,442
Life Technologies Corp.*	-	-		10,539	497,125		10,539	497,125
St. Jude Medical, Inc.*	16,900	575,952		-	-		16,900	575,952
Techne Corp.	10,479	655,042		-	-		10,479	655,042
Varian Medical Systems, Inc.*	13,859	567,942		-	-		13,859	567,942
Zimmer Holdings, Inc.*	10,652	559,976		-	-		10,652	559,976
		5,725,844			1,661,770			7,387,614

Industrials			23.14%			10.17%			17.94%
Aecom Technology Corp.*	22,655	571,812		-	-		22,655	571,812
Copart, Inc.*	21,579	694,196		-	-		21,579	694,196
Covanta Holding Corp.*	44,587	766,005		-	-		44,587	766,005
Danaher Corp.	-	-		5,786	394,779		5,786	394,779
Expeditors International of Washington, Inc.	21,945	707,068		-	-		21,945	707,068
Fastenal Co.	18,637	642,977		-	-		18,637	642,977
Flowserve Corp.	7,364	723,218		-	-		7,364	723,218
IDEX Corp.	20,963	595,978		-	-		20,963	595,978
ITT Corp.	-	-		7,485	379,489		7,485	379,489
Jacobs Engineering Group, Inc.*	16,200	685,098		-	-		16,200	685,098
Kaydon Corp.	23,031	805,855		-	-		23,031	805,855
Kirby Corp.*	23,715	801,567		-	-		23,715	801,567
Knight Transportation, Inc.	34,205	548,648		-	-		34,205	548,648
L-3 Communications Holdings, Inc.	-	-		5,900	426,511		5,900	426,511
Middleby Corp.*	14,915	675,799		-	-		14,915	675,799
Norfolk Southern Corp.	-	-		8,500	396,270		8,500	396,270
Quanta Services, Inc.*	-	-		18,585	394,002		18,585	394,002
Raytheon Co.	-	-		7,600	344,128		7,600	344,128
Republic Services, Inc.	-	-		11,251	291,513		11,251	291,513
Ritchie Bros Auctioneers, Inc.	34,022	745,762		-	-		34,022	745,762
Tyco International, Ltd.	-	-		12,485	418,872		12,485	418,872
Wabtec Corp./DE	20,644	758,874		-	-		20,644	758,874
Waste Management, Inc.	21,231	634,382		-	-		21,231	634,382
		10,357,239			3,045,564			13,402,803

Information Technology			13.65%			9.62%			12.04%
Affiliated Computer Services, Inc., Class A*	-	-		5,987	311,863		5,987	311,863
Amphenol Corp., Class A	18,135	727,576		-	-		18,135	727,576
Arrow Electronics, Inc.*	-	-		14,185	359,448		14,185	359,448
BMC Software, Inc.*	12,300	457,068		-	-		12,300	457,068
Brocade Communications Systems, Inc.*	76,600	657,228		65,841	564,916		142,441	1,222,144
Concur Technologies, Inc.*	14,162	504,733		-	-		14,162	504,733
Factset Research Systems, Inc.	11,923	763,668		-	-		11,923	763,668
FLIR Systems, Inc.*	20,196	561,651		-	-		20,196	561,651
Kla-Tencor Corp.	-	-		10,885	353,871		10,885	353,871
Mantech Int’l Corp., Class A	12,100	530,706		-	-		12,100	530,706
Maxim Integrated Products, Inc.	40,700	678,469		29,500	491,765		70,200	1,170,234
Micron Technology, Inc.*	-	-		58,156	394,879		58,156	394,879
Novellus Systems, Inc.*	36,805	757,447		-	-		36,805	757,447
Synopsys, Inc.*	-	-		18,386	404,492		18,386	404,492
Teradata Corp.*	16,934	472,120		-	-		16,934	472,120
		6,110,666			2,881,234			8,991,900

Materials			5.83%			6.51%			6.10%
Cliffs Natural Resources, Inc.	17,900	636,703		-	-		17,900	636,703
Ecolab, Inc.	15,390	676,545		10,900	479,164		26,290	1,155,709
FMC Corp.	-	-		8,773	448,300		8,773	448,300
Freeport-McMoran Copper & Gold, Inc.*	-	-		2,635	193,303		2,635	193,303
Martin Marietta Materials, Inc.	8,551	712,469		-	-		8,551	712,469
Nucor Corp.	-	-		6,100	243,085		6,100	243,085
Pactiv Corp.*	-	-		15,585	359,858		15,585	359,858
Valspar Corp.	23,052	584,829		-	-		23,052	584,829
Weyerhaeuser Co.	-	-		6,185	224,763		6,185	224,763
		2,610,546			1,948,473			4,559,019

Telecommunication Services			0.77%			2.36%			1.41%
CenturyTel, Inc.	-	-		8,509	276,202		8,509	276,202
Crown Castle Int’l Corp.*	-	-		14,286	431,723		14,286	431,723
Millicom Int’l Cellular S.A.*	5,504	344,881		-	-		5,504	344,881
		344,881			707,925			1,052,806

Utilities			1.28%			8.82%			4.30%
Edison International	-	-		14,785	470,458		<r>14,785</r>	470,458
EQT Corp.	13,672	572,310		-	-		13,672	572,310
NRG Energy, Inc.*	-	-		12,600	289,674		12,600	289,674
Oneok, Inc.	-	-		7,985	289,137		7,985	289,137
Progress Energy, Inc.	-	-		12,685	476,068		12,685	476,068
Sempra Energy	-	-		13,286	683,565		13,286	683,565
Xcel Energy, Inc.	-	-		22,971	433,233		22,971	433,233
		572,310			2,642,135			3,214,445
Total Common Stocks		40,824,309	91.21%		29,015,904	96.88%		69,840,213	93.48%

Investment Company
iShares COMEX Gold Trust ETF*	8,201	841,997		-	-		8,201	841,997
SSgA Prime Money Market Fund	1,687,907	1,687,907		845,247	845,247		2,533,154	2,533,154
Total Investment Company		2,529,904	5.65%		845,247	2.82%		3,375,151	4.52%

TOTAL INVESTMENTS<r>**</r>		$43,354,213	96.86%		$29,861,151	99.70%		$73,215,364	98.00%
NET OTHER ASSETS AND LIABILITIES		$1,403,630	3.14%		$90,640	0.30%		$1,494,270	2.00%
TOTAL NET ASSETS		$44,757,843	100%		$29,951,791	100%		$74,709,634	100%
Total Cost**		$38,414,131			$29,260,159			$67,674,290

* Non-income producing
** Aggregate cost for Federal tax purposes was:		$38,636,437			$30,192,619			$68,829,056
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

All securities to be held in the combined fund after the reorganization will comply with the investment restrictions and compliance guidelines of both funds.  <r>Note that the portfolio managers of the combined fund anticipate disposing of a substantial portion (approximately 99%) of the Mid Cap Value Fund’s portfolio holdings following the closing of the reorganization.</r>

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

B-2 to 4

Pro Forma
Statements of Assets and Liabilities
as of October 31, 2009 (Unaudited)
					Mid Cap Growth
	Mid Cap		Mid Cap	Pro Forma	Pro Forma
	Value Fund		Growth Fund	Adjustments	Combined
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$29,260,159		$38,414,131	$ -	$67,674,290
Net unrealized appreciation (depreciation)
Unaffiliated issuers	600,992		4,940,082	-	5,541,074
Total investments at value	29,861,151		43,354,213	-	$73,215,364
Receivables:
Investments sold	575,980		1,540,692	-	2,116,672
Fund shares sold	6,417		52,323	-	58,740
Dividends and interest	35,711		12,334	-	48,045
Due from Advisor	3,325		-	-	3,325
Other assets	552		-	-	552
Total Assets	30,483,136		44,959,562	-	$75,442,698
Liabilities:
Payables:
Investments purchased	478,625		145,182	-	623,807
Fund shares repurchased	10,102		5,067	-	15,169
Advisory Agreement fees	25,442		29,619	-	55,061
Service Agreement fees	-		7,562	-	7,562
Distribution fees - Class B	3,701		2,823	-	6,524
Shareholder servicing fees	6,294		4,732	-	11,026
Accrued expenses and other payables	7,181		6,734	-	13,915
Total Liabilities	531,345		201,719	-	733,064
Net Assets	$29,951,791		$44,757,843	$ -	$74,709,634
Net Assets consist of:
Paid-in capital	$44,601,539		$62,101,187	$ -	$106,702,726
Accumulated undistributed net investment income (loss)	139,340		-	-	139,340
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	(15,390,080)		(22,283,426)	-	(37,673,506)
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation)
of foreign currency related transactions)	600,992		4,940,082	-	5,541,074
Net Assets	$29,951,791		$44,757,843	$ -	$74,709,634
Class A Shares:
Net Assets	$22,692,601		$17,138,329	$ -	$39,830,930
Shares of beneficial interest outstanding1	2,686,142		3,462,017	1,899,292	8,047,451
Net Asset Value and redemption price per share2	$8.45		$4.95	-	$4.95
Sales charge of offering price3	0.52		0.30	-	0.30
Maximum offering price per share	$8.97		$5.25	-	$5.25
Class B Shares:
Net Assets	$5,497,868		$4,230,789	$ -	$9,728,657
Shares of beneficial interest outstanding1	<r>690,162	</r>	919,006	505,619	2,114,787
Net Asset Value and redemption price per share2	$7.97		$4.60	$ -	$4.60
Class Y Shares:
Net Assets	$1,761,322		$23,388,725	$ -	$25,150,047
Shares of beneficial interest outstanding1	205,633		4,681,547	146,822	5,034,002
Net Asset Value and redemption price per share2	$8.57		$5.00	$ -	$5.00

1 The correlating Mid Cap Value Fund classes are exchanged for the Mid Cap Growth Fund classes at the Mid Cap Value Growth Fund’s ending NAV.
2 If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
3 Sales charge of offering price is 5.75% for the Mid Cap Value and Mid Cap Growth Funds.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

Pro Forma
Statements of Operations
For the year ended October 31, 2009 (Unaudited)

				Mid Cap Growth
	Mid Cap	Mid Cap	Pro Forma	Pro Forma
	Value Fund	Growth Fund	Adjustments	Combined
Investment Income:
Interest	$6,634	$6,260	$-	$12,894
Dividends
Unaffiliated issuers	745,484	289,445	-	1,034,929
Less: Foreign taxes withheld	(375)	(2,080)	-	(2,455)
Securities lending income	591	629	-	1,220
Total investment income	752,334	294,254	-	1,046,588

Expenses:
Management fees	272,767	279,988	(57,427)<r>1</r>	495,328
Service Agreement <r>fees2</r>	157,849	182,006	(106,793)	233,062
Audit fees2	20,696	19,356	(20,026)	20,026
Trustees’ fees2	5,394	5,696	-	11,090
Distribution fees – Class B	45,752	30,602	-	76,354
Shareholder servicing fees – Class A	49,525	36,404	-	85,929
Shareholder servicing fees – Class B	15,250	10,201	-	25,451
Total expenses before reimbursement/waiver	567,233	564,253	(184,246)	947,240
Less reimbursement/waiver	(126,516)	(57,730)	184,246	-
Total expenses net of reimbursement/waiver	440,717	506,523	0	947,240
Net Investment Income (Loss)	311,617	(212,269)	(0)	99,348

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	(9,236,966)	(12,037,896)	-	(21,274,862)
Net change in unrealized appreciation (depreciation) on investments (including a net unrealized appreciation (depreciation) on foreign currency related transactions)<r>2</r>	11,981,862	20,149,167	-	32,131,029
Net Realized and Unrealized Gain (Loss) on Investments	2,744,896	8,111,271	-	10,856,167
Net increase in Net Assets from Operations	$3,056,513	$7,899,002	$(0)	$10,955,515

1 <r></r><r>Management fees are capped at 0.75%. Adjustment relates to higher fees charged during the year for the Mid Cap Value Fund.</r>
2   <r></r><r>While the funds pay the expenses of the independent trustees and independent auditors directly, these expenses come out of the service fee so that they do not represent an additional expense to the funds above and beyond the service fee.   See Note 4 </r>for more information. <r></r>

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

Notes to Financial Statements (Unaudited)

1. Description of the Fund

The Mid Cap Growth Fund is a series of MEMBERS Mutual Funds. The MEMBERS Mutual Funds, a Delaware business trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end, management investment company.

The Mid Cap Growth Fund offers three classes of shares: Class A, Class B and Class Y.  Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2.  Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Mid Cap Value Fund by the Mid Cap Growth Fund as if such acquisition had taken place on the first business day after the period ended, as of November 1, 2009.

Under the terms of the Plan of Reorganization, the combination of the Mid Cap Value Fund and the Mid Cap Growth Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The acquisition would be accomplished by an acquisition of the net assets of Mid Cap Value Fund in exchange for shares of the Mid Cap Growth Fund at net asset value.  The Statement of Assets and Liabilities and the related statement of operations of the Mid Cap Value Fund and the Mid Cap Growth Fund have been combined as of and for the twelve months ended October 31, 2009.  Following the acquisition the Mid Cap Growth Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the surviving fund, the Mid Cap Growth Fund and the result of operations for pre-combination periods of the Mid Cap Growth Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Mid Cap Value Fund and the Mid Cap Growth Fund included in their respective annual reports dated October 31, 2009.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Mid Cap Value Fund by the Mid Cap Growth Fund had taken place as of November 1, 2009.

3.  Significant Accounting Policies

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation:  The net asset value (“NAV”) for both Funds is calculated in exactly the same manner.  Namely, it is calculated once, at the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total net assets of each Fund by the total number of each Fund’s outstanding shares.  Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Funds or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Valuation Committee estimates the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values using the then-current exchange rate as of Noon Eastern Time on each day that the New York Stock Exchange is open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in MAM’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Valuation Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices.  A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Valuation Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated.  Significant events may include, but are not limited to, the following:  (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to:  fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Valuation Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liabilities have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The valuation techniques used by the Funds to measure fair value during the period ended October 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. As of October 31, 2009, all of the securities of the Funds were deemed as Level 1.

4. Advisory, Administration and Distribution Agreements
For its investment advisory services to the Funds, the investment adviser, Madison Asset Management, LLC (“Madison”), is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows: 0.95% for the Mid Cap Value Fund; 0.75% for the Mid Cap Growth Fund; and each fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Effective July 1, 2009, under a separate services agreement, Madison provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee.  This fee is computed daily and paid monthly at an annualized percentage rate of the average daily value of the net assets of each Fund.  These fees are 0.20% for the Mid Cap Value Fund and 0.40% for the Mid Cap Growth Fund.  <r>While the Funds pay the expenses of the Funds’ independent trustees and independent auditors directly, these expenses come out of the service fee so that they do not represent an additional expense to the Funds above and beyond the service fee.</r>

For the period November 1, 2008 through June 30, 2009, the previous investment adviser, MEMBERS Capital Advisors, Inc. (“MCA”), contractually agreed to reimburse all ordinary expenses, other than management, 12b-1, and service fees, of each fund in excess of the following percentages of the average daily net assets of each Fund (excluding taxes, interest, brokerage commissions and extraordinary expenses incurred by each fund):

Fund	Expense Limit
Mid Cap Value	0.20%
Mid Cap Growth	0.40%

For the period November <r>1</r>, 2008 through June 30, <r></r>MCA reimbursed expenses of $126,516 for the Mid Cap Value Fund and $57,730 for the Mid Cap Growth Fund.  Any reimbursements made by MCA to a Fund were subject to repayment by the Fund, to the extent that the Fund was able to make the repayment within its expense cap agreement. This expense cap agreement was terminated as of the close of business on June 30, 2009.

Effective June 30, 2009, Mosaic Funds Distributor, LLC (“MFD”) became the principal distributor of the Funds. The Trust had previously adopted Distribution Plans (the “Plans”) with respect to the Trust’s Class A, B, and C shares pursuant to Rule 12b-1 under the 1940 Act.  Under the Plans, the Trust will pay service fees to MFD for Class A and Class B shares at an aggregate annual rate of 0.25% of each Fund’s daily net assets attributable to the respective class of shares. The Trust will also pay distribution fees to MFD for Class B shares at an aggregate annual rate of 0.75% of each Fund’s daily net assets attributable to this share class. The distribution fees are used to reimburse MFD its distribution expenses with respect to Class B, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of Fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees are used to compensate selling brokers and others for providing personal and account maintenance services to shareholders.

5.    Pro Forma Adjustments and Pro Forma Combined Columns

The unaudited pro forma adjustments and unaudited pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Mid Cap Value Fund was included in the Mid Cap Growth Fund for the twelve-months ended October 31, 2009. The unaudited pro forma statement of assets and liabilities and schedules of investments give effect to the proposed transfer of such assets as if the Reorganization had occurred November 1, 2009.  The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the reorganization had been consummated on November 1, 2009. These pro forma numbers have been estimated in good faith based on information regarding the Mid Cap Value Fund and the Mid Cap Growth Fund for the twelve months ended October 31, 2009.

6.	Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Mid Cap Growth Fund that would have been issued at October 31, 2009, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Mid Cap Value Fund, as of October 31, 2009, divided by the net asset value per share of the shares of the Mid Cap Growth Fund as of October 31, 2009.  The pro forma number of shares outstanding, by class, for the combined fund consists of the following at November 1, 2009:

	Shares of Mid	Additional Shares	Total Outstanding
	Cap <r>Growth</r> Fund	Assumed Issued	Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination

Class A	3,462,017	4,585,434	8,047,451
Class B	919,006	1,195,781	2,114,787
Class C	4,681,547	352,455	5,034,002

7.	Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  After the acquisition, the Mid Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes.  The tax cost of investment will remain unchanged for the combined

8.	Costs of Reorganization

All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by the Mid Cap Value Fund and the Mid Cap Growth Fund of the transactions contemplated by this Reorganization will be borne by Madison Investment Advisors, LLC and/or its affiliates, including the costs of liquidating the Mid Cap Value Fund’s portfolio securities that the Mid Cap Growth Fund indicates it does not wish to acquire before the consummation of the transaction; and provided that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of either fund as a “regulated investment company” within the meaning of Section 851 of the Code.  <r>The costs of the reorganization are estimated to be approximately $19,500, which includes approximately $9,500 of brokerage costs associated with anticipated sales of Mid Cap Value Fund portfolio holdings following the reorganization.</r>

PART C

OTHER INFORMATION

ITEM 15.  Indemnification

MEMBERS Mutual Funds (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on December 22, 2009 with Post-Effective Amendment No. 28.

ITEM 16.   Exhibits

1.	Amended and Restated Declaration of Trust of Registrant dated November 1, 2009 (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on December 22,2009).

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on December 22,2009).

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.
(a)           Amended and Restated Management Agreement between Registrant and Madison Asset Management, LLC (“MAM”) dated November 1, 2009 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 27 to the Registration Statement on Form N-1A filed on October 9, 2009).

(b)           Services Agreement between Registrant and MAM dated July 1, 2009 (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

7.
(a)           Distribution Agreement between Registrant and Mosaic Funds Distributor, LLC dated July 1, 2009 (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

(b)           Form of Dealer Agreement (incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009).

8.	Not applicable.

9.
(a)           Custody Agreement between Registrant and State Street Bank and Trust Company (“SSB”) dated October 28, 1997 (incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on November 12, 1997).

(b)           Letter Agreement between Registrant and SSB dated January 18, 2000 (incorporated by reference to PEA No. 5 to the Registration Statement on Form N-1A filed on February 23, 2000).

(c)	Amendment No. 2 to Custodian Agreement between Registrant and SSB dated January 18, 2000 (incorporated by reference to PEA No. 7 to the Registration Statement on Form N-1A filed on February 23, 2001).

(d)	Amendment to Custody Agreement between Registrant and SSB dated March 14, 2001 (incorporated by reference to PEA No. 8 to the Registration Statement on Form N-1A filed on February 27, 2002).

10.	(a) Amended and Restated Service Plan for Class A Shares dated November 29, 2007 (incorporated by reference to PEA No. 23 to the Registration Statement on Form N-1A filed on December 26, 2007).

(b)
Amended and Restated Distribution and Service Plan for Class B Shares dated November 29, 2007 (incorporated by reference to PEA No. 23 to the Registration Statement on Form N-1A filed on December 26, 2007).

(c)	Rule 18f-3 Plan (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on December 22,2009).

12.	Form of Opinion of Counsel on Tax Matters (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on December 22,2009).

13.	Other Material Contracts

(a)	Administration Agreement between Registrant and SSB dated October 30, 2000 (incorporated by reference to PEA No. 7 to the Registration Statement on Form N-1A filed on February 23, 2001).

(b)	Transfer Agency and Service Agreement between Registrant and SSB dated November 20, 2000 (incorporated by reference to PEA No. 8 to the Registration Statement on Form N-1A filed on February 27, 2002).

(c)
Amendment to Transfer Agency and Services Agreement between Registrant and SSB dated January 1, 2003 (incorporated by reference to PEA No. 9 to the Registration Statement on Form N-1A filed on February 24, 2003).

(d)
Amendment to Transfer Agency and Services Agreement between Registrant and SSB dated October 1, 2003 (incorporated by reference to PEA No. 22 to the Registration Statement on Form N-1A filed on November 5, 2007).

(e)
Addendum to Transfer Agency and Services Agreement between Registrant and SSB dated August 1, 2009 (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed on December 22, 2009).

(f)	Investment Accounting Agreement between Registrant and SSB dated October 28, 2000 (incorporated by reference to PEA No. 6 to the Registration Statement on Form N-1A filed on December 15, 2000).

(g)
Second Amendment to Investment Accounting Agreement between Registrant and SSB dated November 5, 2004 (incorporated by reference to PEA No. 11 to the Registration Statement on Form N-1A filed on February 28, 2005).

14.	Consent of Deloitte & Touche LLP – filed herewith.

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed on December 22, 2009).

17.
(a)    Prospectus of MEMBERS Mutual Funds dated February 28, 2009, as supplemented April 16, 2009, July 1, 2009 and September 30, 2009 (Prospectus is incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

(b)           Statement of Additional Information (“SAI”) of MEMBERS Mutual Funds dated February 28, 2009, as supplemented July 1, 2009 and September 30, 2009 (SAI is incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

(c)           Annual Report of MEMBERS Mutual Funds for the fiscal year ended October 31, 2009 (incorporated by reference to the Form N-CSR filed on December 22, 2009).

ITEM 17.  Undertakings

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 7th day of January, 2010.

MEMBERS MUTUAL FUNDS

/s/ Katherine L. Frank
By:           Katherine L. Frank
Its:           President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Katherine L. Frank	President and Trustee (Principal	January 7, 2010
Katherine L. Frank	Executive Officer)

/s/ Greg D. Hoppe	Treasurer (Principal Financial	January 7, 2010
Greg D. Hoppe	Officer)

*	Trustee	January 7, 2010
Philip E. Blake

*	Trustee	January 7, 2010
James R. Imhoff, Jr.

*	Trustee	January 7, 2010
Steven P. Riege

*	Trustee	January 7, 2010
Richard E. Struthers

*	Trustee	January 7, 2010
Lorence D. Wheeler

*By: _/s/ Pamela M. Krill
Pamela M. Krill
*Pursuant to Power of Attorney (see Exhibit 16 to this Form N-14 Registration Statement).

INDEX TO EXHIBITS

Exhibit                                Caption

14                      Consent of Deloitte & Touche LLP

C-